(2) Significant Accounting Policies: Inventory (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Inventory Impairment	$ 359,734	$ 268,398